Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 12, 2015	Nov. 09, 2015	Apr. 14, 2015	Dec. 31, 2014	Nov. 10, 2015	Dec. 31, 2013
Subsequent Event [Line Items]
Subscription Agreement With Affiliate, Number Shares Issued	566,162			500,000
Dividends Payable, Amount Per Share			$ 0.125
Warrants Exchange Conversion Ratio Description			three warrants in exchange for one ordinary share
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 8.00	$ 2.3
Debt Instrument, Term		10 years
Long-term Line of Credit		$ 20,800		$ 375		$ 1,872